Concentration of Credit Risk - Schedule of Concentration Risk (Details)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	24.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%		15.00%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%		10.00%			[1]
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage				[1]	13.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	11.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	33.00%
Supplier Concentration Risk [Member] | Supplier F [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	18.00%
Supplier Concentration Risk [Member] | Supplier G [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	51.00%		15.00%
Supplier Concentration Risk [Member] | Supplier H [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%			[1]
Supplier Concentration Risk [Member] | Supplier I [Member] | Advance to Suppliers [Member]
Schedule of Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%			[1]

[1]	Represent percentage less than 10%